Form N-1A Supplement	Jun. 16, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Important Notice Regarding Change inInvestment PolicyFederated Hermes Mid-Cap Index FundA Portfolio of Federated Hermes Index Trust INSTITUTIONAL SHARES (TICKER FMCRX)
SERVICE SHARES (TICKER FMDCX)
CLASS R6 SHARES (TICKER FMCLX) SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION The Board of Trustees of Federated Hermes Index Trust has approved a change in non-fundamental investment policy for the Federated Hermes Mid-Cap Index Fund (the “Fund”) in connection with amendments adopted by the Securities and Exchange Commission (the “SEC”) to Rule 35d-1 (the “Rule”) under the Investment Company Act of 1940, as amended. The change in policy will become effective concurrent with the effective date of the Fund’s next registration statement which is anticipated to be December 29, 2026 unless the SEC postpones, delays, reconsiders or repeals the amendments to the Rule in which case shareholders will be further notified (the “Effective Date”). The change in policy is not expected to result in any changes to the investment process used in managing the Fund and is being made to comply with the requirements of the amendments to the Rule.On the Effective Date, please make the following changes:1. Under “Fund Summary Information” in the section “What are the Fund’s Main Investment Strategies?” and in the Prospectus section “What are the Fund’s Investment Strategies?,” please delete the following disclosure in its entirety:“The Fund will invest its net assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in Index investments.”and replace it with:“Under normal circumstances, the Fund will invest its net assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in Mid-Cap investments. Mid-Cap investments will be defined as common stocks of companies included in the S&P® MidCap 400 Index.”2. Under the Statement of Additional Information section “Investment Objective and Investment Limitations” under “Non-Fundamental Names Rule Policy,” please delete the following disclosure in its entirety:“The Fund will invest its net assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in Index investments.”and replace it with:“Under normal circumstances, the Fund will invest its net assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in Mid-Cap investments. Mid-Cap investments will be defined as common stocks of companies included in the S&P® MidCap 400 Index.”June 16, 2026Federated Hermes Mid-Cap Index Fund
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or call 1-800-341-7400.Federated Securities Corp., DistributorQ457256 (6/26)© 2026 Federated Hermes, Inc.